Investment Objectives and Goals - Calamos Bitcoin 80 Series Structured Alt Protection ETF - January	Feb. 04, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin 80 Series Structured Alt Protection ETF® — January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — January (the "Fund") seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin").

As described below, the Fund seeks to achieve its investment objective through investments in over-the-counter Options ("OTC Options") and/or, if and when available, FLexible EXchange Options ("FLEX Options") and/or listed exchange traded options ("Listed Options"). The FLEX Options and/or Listed Options will each reference the price performance of (A) one or more of the iShares Bitcoin Trust ETF (IBIT), Grayscale Bitcoin Mini Trust ("BTC"), Bitwise Bitcoin ETF ("BITB"), Fidelity® Wise Origin® Bitcoin Fund ("FBTC") and ARK 21 Shares Bitcoin ETF ("ARKB") (each an "Underlying ETP" and collectively, the "Underlying ETPs") which, in turn, own bitcoin that is held by a bitcoin custodian in each instance on behalf of the respective Underlying ETPs and/or (B) one or more indexes that are designed to track the price of bitcoin ("Bitcoin Index") up to a cap of 51.50% (the "Cap"), while seeking to provide a Floor with protection against a loss exceeding 20% of the negative price return of Spot bitcoin (before total fund operating fees and expenses) over the Outcome Period for the period from February 4, 2025 through January 31, 2026.